Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 6: CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	September 30,	December 31,
	2020	2019
Convertible Notes - originated in September 2018	$92,600	$1,700,000
Convertible Notes - originated in October 2018	294,150	444,150
Convertible Notes - originated in October 2018	608,850	608,850
Convertible Notes - originated in April 2019	-	600,000
Convertible Notes - originated in June 2019	-	63,000
Convertible Notes - originated in November 2019	-	38,000
Convertible Notes - originated in December 2019	-	38,000
Convertible Notes - Issued in fiscal year 2020	1,476,500	-
	2,472,100	3,492,000
Less debt discount and debt issuance cost	(58,733)	(279,214)
	2,413,367	3,212,786
Less current portion of convertible notes payable	2,413,367	3,212,786
Long-term convertible notes payable	$-	$-

During the nine months ended September 30, 2020 and 2019, the Company recognized interest expense of $249,907 and $389,756, and amortization of debt discount, included in interest expense of $1,126,906 and $325,794, respectively.

Replacement of note

During the nine months ended September 30, 2020, the Company assigned a portion of note with outstanding principal amounts of $150,000 to a lender. Our CEO paid $135,000 to repay a principal amount of $81,000 on behalf of the company. As a result, the Company recorded due to related party of $135,000 and loss on settlement of debt of $54,000.

Effective September 30, 2020, the Company exchanged (i) its convertible promissory note originally issued on March 20, 2020 in the amount of $125,000 (referred to herein as the Granite Note); and, (ii) the Common Stock Purchase Warrant dated 18 March 2020 for the issuance of two hundred fifty thousand (250,0000) shares of Company Common Stock (the “Granite Warrant”) for the issuance of a new convertible promissory note issued in favor of Blue Citi LLC in the amount of $325,000 (the “Exchange Note”). Both the Granite Note and the Granite Warrant were cancelled as a result of the exchange and the issuance of the Exchange Note. Terms of the Exchange Note include, without limitation, the following:

a.	Principal balance of $325,000, which includes all accrued and unpaid interest on the Granite Note;

b.	No further interest shall accrue so long as there is no event of default;

c.	Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $0.007;

d.	No prepayment premiums or penalties; and

e.	Maturity date of September 30, 2021.

Conversion

During the nine months ended September 30, 2020, the Company converted notes with principal amounts and accrued interest of $2,963,994 into 556,587,683 shares of common stock. The corresponding derivative liability at the date of conversion of $9,548,131 was credited to additional paid in capital.

Convertible notes payable consists of the following:

Promissory Notes - Issued in fiscal year 2018

On December 31, 2019, the Company entered into an Amendment and Forbearance Agreement with note holders. Under this agreement, note holders agreed to forbear from enforcing its rights under the note with regard to certain possible events of default, and further agreed to amend the note as follows:

●	Terms ranging from 4 months to 15 months.

●	Annual interest rates: 12%.

●	Convertible at the option of the holders at earlier of (i) January 12, 2020 or April 15, 2020 or (ii) any event of default under the note.

●	The conversion price shall be equal to 60% of the lesser of the lowest trading price of the Company’s common stock for (i) the 20 days immediately preceding December 31, 2019 or (ii) the 20 days immediately preceding the date of conversion.

As a result of an amendment and forbearance agreement, the Company recognized the settlement of original debt and recorded loss on settlement of debt of $1,206,329 during the year ended December 31, 2019.

Promissory Notes - Issued in fiscal year 2019

During the year ended December 31, 2019, the Company issued a total of $739,000 of notes with the following terms:

●	Terms: 12 months.

●	Annual interest rates of 10% - 12%.

●	Convertible at the option of the holders at 4 months or 180 days after issuance date.

●	Conversion prices are typically based on the discounted (39% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion.

●	Certain note allows the principal amount will increase by $15,000 and the discount rate of conversion price will decrease by 10% if the conversion price is less than $$0.005.

The note includes original issue discounts and financing costs totaling to $63,000 and the Company received cash of $676,000. Convertible notes issued in fiscal year 2018 are currently in default.

Promissory Notes - Issued in fiscal year 2020

During the nine months ended September 30, 2020, the Company issued a total of $1,641,500 of notes with the following terms:

●	Terms ranging from 5 months to 12 months.

●	Annual interest rates of 10% - 25%.

●	Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.

●	Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price of $0.5 for a first 5 months Certain note allows the principal amount will increase by $15,000 and the discount rate of conversion price will decrease by 18% if the conversion price is less than $$0.01.

The Company determined that the conversion features, in the convertible notes, met the definition of a liability in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and therefore bifurcated the embedded conversion options once the notes becomes convertible and accounted for it as a derivative liability. The fair value of the conversion feature was recorded as a debt discount and amortized to interest expense over the term of the note.

The Company valued the conversion feature using the Binomial pricing model. The fair value of the derivative liability for all the notes that became convertible, including the notes issued in prior years, during the nine months ended September 30, 2020 amounted to $9,879,879, and $792,175 of the value assigned to the derivative liability was recognized as a debt discount to the notes while the balance of $9,087,704 was recognized as a “day 1” derivative loss.

NOTE 5: CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	December 31, 2019	December 31, 2018
Convertible Notes - originated in October 2014	$-	$75,000
Convertible Notes - originated in September 2018	1,700,000	985,000
Convertible Notes - originated in October 2018	444,150	110,000
Convertible Notes - originated in October 2018	608,850	220,000
Convertible Notes - originated in April 2019	600,000	-
Convertible Notes - originated in June 2019	63,000	-
Convertible Notes - originated in November 2019	38,000	-
Convertible Notes - originated in December 2019	38,000	-
	3,492,000	1,390,000
Less debt discount and debt issuance cost	(279,214)	(1,070,523)
	3,212,786	319,477
Less current portion of convertible notes payable	3,212,786	161,227
Long-term convertible notes payable	$-	$158,250

During the year ended December 31, 2019 and 2018, the Company recognized interest expense of $246,914 and $43,394, and amortization of debt discount, included in interest expense of $1,460,309 and $236,144, respectively.

Convertible notes payable consists of the following

1)	Non-interest bearing convertible note held by Blue Citi LLC (“Blue Citi”) for the original principal of $125,000, payable on demand and convertible at the option of the holder into common shares at the conversion price of $0.0375 per share. The outstanding principal for the convertible note was $0 as of December 31, 2019 and $75,000 as of December 31, 2018. During the year ending December 31, 2019 Blue Citi converted $75,000 of this convertible note into approximately 2,000,000 shares of common stock.

2)	Convertible note held by Blue Citi for a total principal of $1,700,000 as of December 31, 2019. On December 31, 2019, the Company and Blue Citi entered into an Amendment and Forbearance Agreement. Under this agreement, Blue Citi agreed to forbear from enforcing its rights under the note with regard to certain possible events of default, and further agreed to amend the note as follows:

a)	Blue Citi can convert the note into shares of the Company’s common stock only upon the earlier of (i) January 12, 2020 or (ii) any event of default under the note.
b)	The face amount of the note was increased to $1,700,000.
c)	Commencing on January 1, 2020, no further interest shall accrue on any balance. However, upon an event of default under the note, interest shall accrue on the outstanding principal as of January 1, 2020 at the rate of 12% per annum.
d)	The conversion price shall be equal to 60% of the lesser of the lowest trading price of the Company’s common stock for (i) the 20 days immediately preceding December 31, 2019 or (ii) the 20 days immediately preceding the date of conversion.

As a result of an amendment and forbearance agreement, the Company recognized the settlement of original debt and recorded loss on settlement of debt of $546,325.

Because the terms of the conversion features have changed, the Company has determined the derivative liability features no longer exist and has reduced the derivative liability associated with this note to $0 as of December 31, 2019, from $3,276,331 as of December 31, 2018.

3)	Convertible note held by SMEA2Z, LLC for a total principal of $608,850 as of December 31, 2019. On December 31, 2019, the Company and SMEA2Z entered into an Amendment and Forbearance Agreement. Under this agreement, SMEA2Z agreed to forbear from enforcing its rights under the note with regard to certain possible events of default, and further agreed to amend the note as follows:

a)	SMEA2Z can convert the note into shares of the Company’s common stock only upon the earlier of (i) April 15, 2020 or (ii) any event of default under the note.
b)	The face amount of the note was increased to $608,850.
c)	The interest rate was increased to 12% per annum.
d)	The Conversion Price under the Note shall be equal to 60% of the lesser of the lowest trading price of the Common Stock for (i) the 20-days immediately preceding the July 26, 2019; or, (ii) the 20-days immediately preceding the date of conversion.

As a result of an amendment and forbearance agreement, the Company recognized the settlement of original debt and recorded loss on settlement of debt of $349,462.

Because the terms of the conversion features have changed, the Company has determined the derivative liability features no longer exist and has reduced the derivative liability associated with this note to $0 as of December 31, 2019, from $788,724 as of December 31, 2018.

4)	On July 26, 2019, Blue Citi purchased the convertible note held by AFT Funding Group, LLC for an original principal of $110,000. On December 31, 2019, the Company and Blue Citi entered into an Amendment and Forbearance Agreement. Under this agreement, Blue Citi agreed to forbear from enforcing its rights under the note with regard to certain possible events of default, and further agreed to amend the note as follows:

a)	Blue Citi can convert the note into shares of the Company’s common stock only upon the earlier of (i) January 11, 2020 or (ii) any event of default under the note.
b)	The face amount of the note was increased to $444,150.
c)	The interest rate was increased to 12% per annum.
d)	The Conversion Price under the Note shall be equal to 50% of the lesser of the lowest trading price of the Common Stock for (i) the 20-days immediately preceding the December 2, 2019; or, (ii) the 20-days immediately preceding the date of conversion.

As a result of an amendment and forbearance agreement, the Company recognized the settlement of original debt and recorded loss on settlement of debt of $310,542.

Because the terms of the conversion features have changed, the Company has determined the derivative liability features no longer exist and has reduced the derivative liability associated with this note to $0 as of December 31, 2019, from $394,958 as of December 31, 2018.

5)	Convertible note held by Auctus Fund, LLC for a total principal amount of $600,000 as of December 31, 2019. The note (i) accrues interest at the rate of 12% per annum, (ii) can be converted into shares of our common stock at the lesser of $1.13, or a 50% discount to the lowest trading price during the twenty-five consecutive trading days immediately preceding the date of conversion, (iii) is convertible in whole or in part at any time after the four (4) month anniversary of the issuance of the Note, and (iv) has an original issue discount of $54,000.

6)	Convertible note held by Redstart Holdings Corp., for a total principal amount of $63,000 as of December 31, 2019. The note (i) accrues interest at a rate of 10% per annum, (ii) can be converted 180 days from June 12, 2019 at a discount of 39% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, (iii) is due and payable June 12, 2020, and (iv) has an original issue discount of $3,000.

7)	Convertible notes held by Geneva Roth Remark Holdings, Inc., for a total principal amount of $76,000 as of December 31, 2019. The note (i) accrues interest at a rate of 10% per annum, (ii) can be converted 180 days from November 15, 2019 and December 19, 2019 at a discount of 39% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, (iii) is due and payable November 15, 2020 and December 19, 2020, and (iv) has an original issue discount of $3,000 each.

The Company determined that the conversion features, in the convertible notes, met the definition of a liability in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and therefore bifurcated the embedded conversion options once the notes becomes convertible and accounted for it as a derivative liability. The fair value of the conversion feature was recorded as a debt discount and amortized to interest expense over the term of the note.

The Company valued the conversion feature using the Binomial pricing model. The fair value of the derivative liability for all the notes that became convertible, including the notes issued in prior years, during the year ended December 31, 2019 amounted to $2,601,277, and $606,000 of the value assigned to the derivative liability was recognized as a debt discount to the notes while the balance of $1,544,785 was recognized as a “day 1” derivative loss, and during the year ended December 31, 2018 amounted to $12,447,109, and $1,276,667 of the value assigned to the derivative liability was recognized as a debt discount to the notes while the balance of 716,948 was recognized as a “day 1” derivative loss.